REVENUE	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
REVENUE

NOTE 8. REVENUE

The Company’s revenue consists of products sales and service revenue.

	For the Year Ended December 31,
	2022	2021	2020
Category of Revenue:
Products sales – third parties	$6,532,609	$1,007,868	$-
Products sales – related parties	352,175	269,724
Services revenue	175,712	241,674	-
Total revenue	$7,060,496	$1,519,266	$-

Timing of Revenue Recognition:
Services transferred overtime	$-	$61,385	$-
Services transferred at a point in time	175,712	180,289	-
Goods transferred at a point in time	6,884,784	1,277,592	-
	$7,060,496	$1,519,266	$-